Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow information
The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2020	2019
Cash paid for interest	$5,366	$10,239

Significant non-cash financing and investing activities:
Exchange of Seller's 1.5 Lien Notes for HYMC common stock	160,254	—
Exchange of Seller's 1.25 Lien Notes for Subordinated Notes	80,000	—
Exchange of Seller's 1.25 Lien Notes for HYMC common stock	48,459	—
Write-off of Seller's debt issuance costs	8,202	—
Plant, equipment, and mine development additions included in accounts payable	1,229	2,458
Accrual of deferred financing and equity issuance costs	94	1,025